NPORT-EX

Upright Growth and Income Fund

Schedule of Investment

June 30, 2021 (unaudited)

Description	Quantity	Market Value
-------------------------	---------------	---------------
Equities
Consumer 2.82%
Bed Bath & Beyond Inc.	1,500	49,935
Tapestry, Inc.	300	13,044
		---------------
		62,979

Drug Manufacturer-other 3.91%
AbbVie Inc.	600	67,584
Teva Pharmaceutical Indus	2,000	19,800
		---------------
		87,384

Electrical Industry 0.60%
General Electric Company	1,000	13,460

Electronic Equipment 3.67%
Apple Inc.	400	54,784
Plug Power Inc.	800	27,352
		---------------
		82,136

Exchange Traded Fund 12.68%
ProShares S&P 500 Dividend Aristocrats ETF	50	4,532
Direxion Daily Aerospace & Defens Bull 3X	1,500	36,705
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	750	32,798
Direxion Daily Financial Bull 3X	1,300	142,090
Direxion Daily Industrial Bull 3X Shares	1,000	43,580
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,000	23,660
		---------------
		283,364

MID Cap 2.75%
Direxion Daily Mid Cap Bull 3X Shares	1,000	61,390

MSCI-ETF 1.92%
Direxion Daily MSCI Real Estate Bull 3X Shares	2,000	42,940

Financial Service 4.79%
Goldman Sachs Group Inc	200	75,906
J P Morgan Chase & Company	200	31,108
		---------------
		107,014

Healthcare Services 1.12%
CVS Health Corporation	300	25,032

Leisure 1.57%
The Walt Disney Company	200	35,154

Oil 0.85%
Exxon Mobil Corporation	300	18,924

Pharmaceutical 1.18%
Walgreens Boots Alliance,	500	26,305

Semiconductor 13.43%
Nvidia Corp	150	120,015
Silicon Motion Technology Corporation	1,500	96,151
Taiwan Semiconductor Manufacturing Company Limited ADR	700	84,113
		---------------
		300,279

IC Design 37.26%
Himax Technologies, Inc. ADR	50,000	833,000

Total Investments (Cost $957,393) 88.54%		$1,979,361

Other Assets less Liabilities 11.46%		$256,115
		---------------
Net Assets 100%		$2,235,476

*Non income producing securities

ADR – American Depository Receipt

As of June 30, 2021, the gross unrealized appreciation for all securities totaled $1,044,768 and the gross unrealized depreciation for all securities totaled $22,802 for a net unrealized appreciation of $1,021,966 for tax purposes.  The aggregate cost of securities including cash and money funds on June 30, 2021 was $957,393.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2021:

Level 1	1,979,361
Level 2	-
Level 3	-
Total	1,979,361